GuideMark® Large Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	COMMON STOCKS - 95.80%
	Aerospace & Defense - 1.29%
1,852	Curtiss-Wright Corp.	$309,266
3,438	General Dynamics Corp.	853,002
1,414	HEICO Corp. (a)	217,247
1,562	HEICO Corp. - Class A	187,206
2,837	Hexcel Corp. (a)	166,957
6,850	Howmet Aerospace, Inc.	269,959
1,434	Huntington Ingalls Industries, Inc.	330,795
599	L3Harris Technologies, Inc.	124,718
2,079	Lockheed Martin Corp.	1,011,413
1,458	Northrop Grumman Corp. (a)	795,499
9,503	Raytheon Technologies Corp.	959,043
12,739	Textron, Inc.	901,921
385	TransDigm Group, Inc.	242,415
		6,369,441
	Air Freight & Logistics - 0.34%
6,607	C.H. Robinson Worldwide, Inc. (a)	604,937
2,843	FedEx Corp.	492,408
2,528	United Parcel Service, Inc. - Class B	439,467
4,525	XPO Logistics, Inc. (a)(b)	150,637
		1,687,449
	Airlines - 0.31%
20,098	Alaska Air Group, Inc. (b)	863,008
2,526	Southwest Airlines Co. (b)	85,050
15,681	United Airlines Holdings, Inc. (b)	591,174
		1,539,232
	Automobiles - 1.03%
33,610	Ford Motor Co.	390,884
6,050	Harley-Davidson, Inc.	251,680
24,996	Tesla, Inc. (b)	3,079,007
17,577	Thor Industries, Inc. (a)	1,326,888
		5,048,459
	Banks - 2.47%
45,952	Bank of America Corp.	1,521,930
2,038	BOK Financial Corp.	211,524
30,702	Citigroup, Inc.	1,388,651
4,566	Citizens Financial Group, Inc.	179,763
1,558	Comerica, Inc.	104,152
3,354	Commerce Bancshares, Inc. (a)	228,286
2,506	Cullen Frost Bankers, Inc.	335,052
22,529	F.N.B. Corp. (a)	294,003
2,358	Fifth Third Bancorp (a)	77,366
8,593	First Horizon National Corp.	210,529
26,246	JPMorgan Chase & Co.	3,519,589
19,749	KeyCorp	344,028
1,653	M&T Bank Corp. (a)	239,784
25,588	PacWest Bancorp	587,245
5,790	Popular, Inc. - ADR	383,993
3,226	Prosperity Bancshares, Inc. (a)	234,466
13,484	Regions Financial Corp.	290,715
3,283	Synovus Financial Corp.	123,277
4,605	Truist Financial Corp.	198,153
2,578	U.S. Bancorp	112,427
32,406	Wells Fargo & Co.	1,338,044
2,597	Wintrust Financial Corp. (a)	219,498
		12,142,475
	Beverages - 1.51%
1,404	Boston Beer Co., Inc. - Class A (a)(b)	462,646
3,643	Brown-Forman Corp. - Class A	239,564
2,684	Brown-Forman Corp. - Class B	176,285
1,364	Constellation Brands, Inc. - Class A	316,107
4,090	Keurig Dr. Pepper, Inc.	145,849
22,211	Molson Coors Brewing Co. - Class B (a)	1,144,311
2,844	Monster Beverage Corp. (b)	288,751
15,960	PepsiCo, Inc.	2,883,334
27,582	The Coca-Cola Co.	1,754,491
		7,411,338
	Biotechnology - 2.22%
6,735	Amgen, Inc.	1,768,881
2,039	Biogen, Inc. (b)	564,640
2,514	BioMarin Pharmaceutical, Inc. (b)	260,174
32,700	Exelixis, Inc. (b)	524,508
15,632	Gilead Sciences, Inc.	1,342,007
7,881	Incyte Corp. (b)	633,002
3,996	Ionis Pharmaceuticals, Inc. (b)	150,929
8,186	Moderna, Inc. (b)	1,470,369
1,545	Regeneron Pharmaceuticals, Inc. (b)	1,114,702
1,881	Sarepta Therapeutics, Inc. (a)(b)	243,740
1,822	Seagen, Inc. (b)	234,145
4,060	United Therapeutics Corp. (b)	1,129,045
5,127	Vertex Pharmaceuticals, Inc. (b)	1,480,575
		10,916,717
	Building Products - 0.92%
4,380	A. O. Smith Corp. (a)	250,711
1,402	Advanced Drainage Systems, Inc. (a)	114,922
26,529	Builders FirstSource, Inc. (b)	1,721,202
1,202	Lennox International, Inc. (a)	287,554
9,739	Masco Corp.	454,519
14,470	Owens Corning, Inc.	1,234,291
10,532	Trex Co., Inc. (a)(b)	445,820
		4,509,019
	Capital Markets - 2.01%
3,049	Ameriprise Financial, Inc.	949,367
5,046	Ares Management Corp. - Class A	345,348
6,362	Evercore, Inc. - Class A (a)	693,967
1,497	FactSet Research Systems, Inc.	600,611
22,233	Franklin Resources, Inc. (a)	586,507
49,823	Invesco, Ltd. - ADR	896,316
21,031	Janus Henderson Group PLC - ADR	494,649
14,557	Lazard, Ltd. - Class A - ADR	504,691
3,658	LPL Financial Holdings, Inc.	790,750
2,500	Moody's Corp.	696,550
5,495	Morgan Stanley	467,185
4,850	Raymond James Financial, Inc. (a)	518,223
2,738	SEI Investments Co.	159,625
5,051	Stifel Financial Corp.	294,827
2,206	The Bank of New York Mellon Corp.	100,417
10,060	The Blackstone Group, Inc.	746,351
10,982	The Carlyle Group, Inc.	327,703
8,591	The Charles Schwab Corp.	715,287
		9,888,374
	Chemicals - 1.29%
633	Air Products & Chemicals, Inc.	195,129
1,485	Albemarle Corp. (a)	322,037
1,530	Ashland Global Holdings, Inc.	164,521
7,063	CF Industries Holdings, Inc.	601,768
9,598	Corteva, Inc.	564,170
12,363	Dow, Inc.	622,972
1,208	FMC Corp. (a)	150,758
24,495	Huntsman Corp.	673,123
1,448	Linde PLC - ADR	472,309
4,349	LyondellBasell Industries NV - Class A - ADR	361,097
10,435	Olin Corp.	552,429
2,974	RPM International, Inc.	289,816
4,012	The Chemours Co. (a)	122,847
10,435	The Mosaic Co.	457,783
7,601	Westlake Chemical Corp.	779,407
		6,330,166
	Commercial Services & Supplies - 0.60%
57,446	ADT, Inc.	521,035
2,097	Cintas Corp.	947,047
1,703	Clean Harbors, Inc. (b)	194,346
2,127	Republic Services, Inc.	274,362
16,847	Rollins, Inc.	615,590
2,600	Waste Management, Inc.	407,888
		2,960,268
	Communications Equipment - 1.30%
5,464	Arista Networks, Inc. (b)	663,057
35,419	Cisco Systems, Inc.	1,687,361
1,503	F5 Networks, Inc. (b)	215,696
6,819	Juniper Networks, Inc.	217,935
2,667	Lumentum Holdings, Inc. (a)(b)	139,137
2,030	Motorola Solutions, Inc.	523,151
4,311	Palo Alto Networks, Inc. (b)	601,557
14,898	Qualcomm, Inc.	1,637,886
2,654	Ubiquiti, Inc. (a)	725,949
		6,411,729
	Construction & Engineering - 0.43%
10,326	AECOM	876,987
4,043	KBR, Inc.	213,470
5,246	MasTec, Inc. (a)(b)	447,641
2,105	Quanta Services, Inc.	299,963
6,612	WillScot Mobile Mini Holdings Corp. (b)	298,664
		2,136,725
	Consumer Finance - 1.19%
33,534	Ally Financial, Inc. (a)	819,906
6,569	American Express Co.	970,570
10,462	Capital One Financial Corp.	972,548
710	Credit Acceptance Corp. (a)(b)	336,824
4,392	Discover Financial Services	429,669
27,476	OneMain Holdings, Inc. (a)	915,226
16,455	SLM Corp.	273,153
34,869	Synchrony Financial	1,145,795
		5,863,691
	Containers & Packaging - 0.23%
8,343	Ardagh Group SA - ADR (b)(c)(d)(f)	70,957
9,685	Graphic Packaging Holding Co.	215,491
4,617	Silgan Holdings, Inc. (a)	239,346
16,693	WestRock Co.	586,926
		1,112,720
	Distributors - 0.31%
3,815	Genuine Parts Co.	661,941
16,411	LKQ Corp.	876,511
		1,538,452
	Diversified Consumer Services - 0.27%
5,911	Grand Canyon Education, Inc. (b)	624,556
16,174	H&R Block, Inc.	590,513
1,429	Service Corp. International (a)	98,801
		1,313,870
	Diversified Financial Services - 0.51%
3,534	Apollo Global Management, Inc.	225,434
23,931	Equitable Holdings, Inc.	686,820
30,698	Jefferies Financial Group, Inc. (a)	1,052,327
8,526	Voya Financial, Inc. (a)	524,264
		2,488,845
	Diversified Telecommunication Services - 0.52%
43,038	AT&T, Inc.	792,330
205,146	Lumen Technologies, Inc. (a)	1,070,862
17,961	Verizon Communications, Inc.	707,663
		2,570,855
	Electric Utilities - 1.13%
5,290	American Electric Power Co., Inc.	502,285
2,050	Constellation Energy Corp.	176,730
5,841	Duke Energy Corp.	601,565
5,025	Edison International	319,690
919	Entergy Corp.	103,388
1,676	Evergy, Inc.	105,471
794	Eversource Energy	66,569
13,545	Exelon Corp.	585,550
7,752	FirstEnergy Corp.	325,119
3,852	Hawaiian Electric Industries, Inc.	161,206
10,096	NextEra Energy, Inc.	844,026
9,054	OGE Energy Corp. (a)	358,086
30,589	PG&E Corp. (b)	497,377
7,509	PPL Corp.	219,413
7,509	The Southern Co.	536,218
2,275	Xcel Energy, Inc.	159,500
		5,562,193
	Electrical Equipment - 0.38%
3,363	Acuity Brands, Inc. (a)	556,946
1,318	Agilent Technologies, Inc.	197,239
640	Eaton Corp. PLC - ADR	100,448
1,606	Emerson Electric Co.	154,272
902	Enphase Energy, Inc. (b)	238,994
915	Hubbell, Inc. (a)	214,732
6,912	nVent Electric PLC - ADR	265,905
3,228	Sensata Technologies Holding PLC - ADR	130,347
		1,858,883
	Electronic Equipment, Instruments & Components - 0.31%
3,712	Amphenol Corp. - Class A	282,632
2,930	Avnet, Inc. (a)	121,829
2,128	Cognex Corp. (a)	100,250
2,181	Dolby Laboratories, Inc. - Class A	153,848
2,344	Keysight Technologies, Inc. (b)	400,988
11,309	National Instruments Corp. (a)	417,302
229	Zebra Technologies Corp. - Class A (b)	58,718
		1,535,567
	Energy Equipment & Services - 0.33%
7,438	Baker Hughes Co. (a)	219,644
14,088	Halliburton Co. (a)	554,363
11,049	NOV, Inc.	230,814
11,439	Schlumberger, Ltd. - ADR	611,529
		1,616,350
	Entertainment - 0.35%
2,752	Electronic Arts, Inc.	336,239
2,211	Liberty Media Corp. - Liberty Formula One - Class C (a)(b)	132,174
22,547	Playtika Holding Corp. (b)	191,875
1,379	Spotify Technology SA - ADR (b)	108,872
71,740	Warner Bros Discovery, Inc. - Series A (a)(b)	680,095
3,680	World Wrestling Entertainment, Inc. - Class A (a)	252,154
		1,701,409
	Food & Staples Retailing - 2.58%
36,075	Albertsons Cos., Inc. - Class A	748,195
3,074	BJ's Wholesale Club Holdings, Inc. (b)	203,376
3,130	Casey's General Stores, Inc.	702,215
5,759	Costco Wholesale Corp.	2,628,984
26,487	CVS Health Corp.	2,468,324
2,442	Grocery Outlet Holding Corp. (b)	71,282
26,130	Kroger Co.	1,164,875
5,811	Performance Food Group Co. (b)	339,304
12,857	SYSCO Corp. (a)	982,918
3,306	US Foods Holding Corp. (b)	112,470
22,230	Walgreens Boots Alliance, Inc. (a)	830,513
17,249	Walmart, Inc.	2,445,736
		12,698,192
	Food Products - 2.10%
15,996	Archer-Daniels-Midland Co.	1,485,229
5,225	Bunge, Ltd. - ADR	521,298
4,609	Campbell Soup Co. (a)	261,561
5,966	ConAgra Brands, Inc.	230,884
1,855	Darling International, Inc. (a)(b)	116,105
28,315	Flowers Foods, Inc. (a)	813,773
10,412	General Mills, Inc.	873,046
4,373	Hormel Foods Corp. (a)	199,190
2,570	Ingredion, Inc. (a)	251,680
5,636	Kellogg Co. (a)	401,509
3,029	Lamb Weston Holdings, Inc.	270,671
8,527	Mondelez International, Inc. - Class A	568,325
34,670	Pilgrim's Pride Corp. (a)(b)	822,719
12,414	Post Holdings, Inc. (b)	1,120,488
4,385	The Hershey Co.	1,015,434
1,762	The J.M. Smucker Co. (a)	279,207
14,285	The Kraft Heinz Co.	581,542
8,625	Tyson Foods, Inc. - Class A	536,906
		10,349,567
	Gas Utilities - 0.38%
1,901	Atmos Energy Corp.	213,045
12,085	EQT Corp.	408,835
6,556	National Fuel Gas Co.	414,995
21,910	UGI Corp. (a)	812,204
		1,849,079
	Health Care Equipment & Supplies - 0.99%
1,838	Align Technology, Inc. (b)	387,634
258	Becton Dickinson and Co.	65,610
3,237	Boston Scientific Corp. (b)	149,776
3,246	Danaher Corp.	861,553
4,524	Dentsply Sirona, Inc.	144,044
2,217	DexCom, Inc. (b)	251,053
7,972	Edwards Lifesciences Corp. (a)(b)	594,791
2,382	Globus Medical, Inc. - Class A (a)(b)	176,911
1,747	Hologic, Inc. (b)	130,693
1,836	IDEXX Laboratories, Inc. (b)	749,015
794	Insulet Corp. (a)(b)	233,746
1,026	Novocure, Ltd. - ADR (b)	75,257
753	Penumbra, Inc. (a)(b)	167,512
1,982	ResMed, Inc.	412,514
910	Stryker Corp. (a)	222,486
1,413	Tandem Diabetes Care, Inc. (b)	63,514
683	West Pharmaceutical Services, Inc.	160,744
		4,846,853
	Health Care Providers & Services - 3.93%
2,712	Acadia Healthcare Co., Inc. (a)(b)	223,252
2,825	Amedisys, Inc. (a)(b)	236,001
2,943	AmerisourceBergen Corp.	487,685
3,247	Anthem, Inc.	1,665,614
6,469	Cardinal Health, Inc.	497,272
22,522	Centene Corp. (b)	1,847,029
1,036	Chemed Corp. (a)	528,805
7,515	Cigna Corp.	2,490,020
895	DaVita, Inc. (a)(b)	66,830
1,052	HCA Healthcare, Inc.	252,438
7,263	Henry Schein, Inc. (a)(b)	580,096
2,164	Humana, Inc.	1,108,379
2,082	Laboratory Corp. of America Holdings	490,269
2,444	McKesson Corp.	916,793
856	Molina Healthcare, Inc. (b)	282,668
1,510	PerkinElmer, Inc.	211,732
2,505	Quest Diagnostics, Inc.	391,882
3,465	Signify Health, Inc. - Class A (b)	99,307
11,890	UnitedHealth Group, Inc.	6,303,840
4,520	Universal Health Services, Inc. - Class B	636,823
		19,316,735
	Health Care Technology - 0.02%
559	Veeva Systems, Inc. - Class A (b)	90,211
	Hotels, Restaurants & Leisure - 1.12%
7,339	Aramark (a)	303,394
5,739	Boyd Gaming Corp.	312,948
1,942	Domino's Pizza, Inc.	672,709
2,541	Hyatt Hotels Corp. - Class A (a)(b)	229,833
1,742	Marriott International, Inc. - Class A	259,366
2,279	Marriott Vacations Worldwide Corp.	306,731
5,144	McDonald's Corp.	1,355,598
11,590	MGM Resorts International	388,613
34,218	Penn National Gaming, Inc. (b)	1,016,275
5,280	Yum! Brands, Inc.	676,262
		5,521,729
	Household Durables - 0.72%
901	Garmin, Ltd. - ADR	83,153
8,482	Lennar Corp. - Class A	767,621
9,292	Lennar Corp. - Class B	694,856
98	NVR, Inc. (b)	452,033
2,302	PulteGroup, Inc.	104,810
13,089	Tempur Sealy International, Inc. (a)	449,345
19,741	Toll Brothers, Inc.	985,471
		3,537,289
	Household Products - 1.14%
779	Church & Dwight, Inc.	62,795
1,937	Clorox Co. (a)	271,819
13,377	Colgate-Palmolive Co.	1,053,974
1,742	Kimberly-Clark Corp.	236,476
26,426	The Procter & Gamble Co.	4,005,125
		5,630,189
	Independent Power and Renewable Electricity Producers - 0.38%
5,257	AES Corp.	151,191
35,292	NRG Energy, Inc.	1,122,992
25,147	Vistra Energy Corp.	583,410
		1,857,593
	Industrial Conglomerates - 0.41%
2,850	3M Co.	341,772
1,805	Carlisle Companies, Inc.	425,348
6,873	General Electric Co.	575,889
3,206	Honeywell International, Inc.	687,046
		2,030,055
	Insurance - 4.18%
8,281	Aflac, Inc.	595,735
2,958	American Financial Group, Inc.	406,074
19,874	American International Group, Inc.	1,256,832
2,633	Aon PLC - Class A - ADR	790,269
4,880	Arch Capital Group, Ltd. - ADR (b)	306,367
3,483	Arthur J. Gallagher & Co.	656,685
6,608	Assured Guaranty, Ltd. - ADR	411,414
5,972	Axis Capital Holdings, Ltd. - ADR	323,503
14,307	Berkshire Hathaway, Inc. - Class B (b)	4,419,432
16,634	Brighthouse Financial, Inc. (b)	852,825
3,137	Brown & Brown, Inc.	178,715
2,644	Chubb, Ltd. - ADR	583,266
1,436	Cincinnati Financial Corp.	147,032
3,936	CNA Financial Corp.	166,414
884	Erie Indemnity Co. - Class A	219,869
557	Everest Re Group, Ltd. - ADR	184,517
3,949	F&G Annuities & Life, Inc. (b)	79,020
17,457	Fidelity National Financial, Inc. (a)	656,732
13,479	First American Financial Corp. (a)	705,491
2,095	Globe Life, Inc.	252,552
3,585	Hartford Financial Services Group, Inc.	271,851
2,883	Loews Corp.	168,165
7,043	Marsh & McLennan Cos., Inc.	1,165,476
11,741	MetLife, Inc.	849,696
25,640	Old Republic International Corp. (a)	619,206
6,000	Principal Financial Group, Inc. (a)	503,520
4,067	Prudential Financial, Inc.	404,504
1,526	Reinsurance Group of America, Inc.	216,829
4,732	Ryan Specialty Holdings, Inc. (b)	196,425
1,381	The Allstate Corp.	187,264
5,485	The Progressive Corp.	711,459
1,652	The Travelers Cos., Inc.	309,734
26,357	Unum Group	1,081,428
6,600	W.R. Berkley Corp.	478,962
137	White Mountains Insurance Group, Ltd. - ADR	193,763
		20,551,026
	Interactive Media & Services - 3.33%
70,937	Alphabet, Inc. - Class A (b)	6,258,772
64,128	Alphabet, Inc. - Class C (b)	5,690,077
8,164	Match Group, Inc. (b)	338,724
24,477	Meta Platforms, Inc. - Class A (b)	2,945,562
19,641	Pinterest, Inc. - Class A (b)	476,883
8,122	TripAdvisor, Inc. (a)(b)	146,034
7,829	Zillow Group, Inc. - Class A (b)	244,343
8,085	Zillow Group, Inc. - Class C (b)	260,418
		16,360,813
	Internet & Direct Marketing Retail - 2.02%
98,823	Amazon.com, Inc. (b)	8,301,132
263	Booking Holdings, Inc. (b)	530,019
3,909	eBay, Inc.	162,106
3,529	Etsy, Inc. (a)(b)	422,703
1,723	Expedia Group, Inc. (b)	150,935
10,528	Wayfair, Inc. - Class A (a)(b)	346,266
		9,913,161
	IT Services - 4.15%
7,973	Accenture PLC - Class A - ADR	2,127,515
3,022	Akamai Technologies, Inc. (b)	254,755
7,417	Amdocs, Ltd. - ADR	674,205
3,884	Automatic Data Processing, Inc.	927,732
2,513	Block, Inc. (b)	157,917
3,490	Booz Allen Hamilton Holding Corp.	364,775
3,072	CACI International, Inc. - Class A (b)	923,412
14,162	Cognizant Technology Solutions Corp. - Class A	809,925
4,398	Concentrix Corp.	585,638
71,521	DXC Technology Co. (b)	1,895,306
643	EPAM Systems, Inc. (a)(b)	210,737
5,157	Euronet Worldwide, Inc. (b)	486,718
8,456	Fidelity National Information Services, Inc.	573,740
6,795	Fiserv, Inc. (b)	686,771
487	FleetCor Technologies, Inc. (b)	89,452
1,753	Gartner, Inc. (b)	589,253
5,124	Genpact, Ltd. - ADR	237,344
4,359	Global Payments, Inc.	432,936
2,328	GoDaddy, Inc. - Class A (b)	174,181
946	Leidos Holdings, Inc.	99,510
7,650	MasterCard, Inc. - Class A	2,660,135
5,565	Paychex, Inc.	643,091
6,136	PayPal Holdings, Inc. (b)	437,006
3,623	Science Applications International Corp.	401,899
29,697	The Western Union Co. (a)	408,928
2,603	T-Mobile USA, Inc. (b)	364,420
3,144	VeriSign, Inc. (b)	645,903
11,344	Visa, Inc. - Class A (a)	2,356,829
2,734	Wix.com, Ltd. - ADR (b)	210,053
		20,430,086
	Leisure Products - 0.24%
21,826	Mattel, Inc. (a)(b)	389,376
1,161	Pool Corp.	351,005
10,585	YETI Holdings, Inc. (a)(b)	437,266
		1,177,647
	Life Sciences Tools & Services - 0.99%
5,149	10X Genomics, Inc. - Class A (b)	187,630
6,810	Avantor, Inc. (b)	143,623
648	Bio-Techne Corp.	53,706
1,077	Bruker Corp. (a)	73,613
426	IQVIA Holdings, Inc. (b)	87,283
541	Mettler-Toledo International, Inc. (b)	781,988
38,206	Syneos Health, Inc. (b)	1,401,396
2,923	Thermo Fisher Scientific, Inc.	1,609,667
1,608	Waters Corp. (b)	550,869
		4,889,775
	Machinery - 1.62%
7,297	Allison Transmission Holdings, Inc.	303,555
1,867	Caterpillar, Inc.	447,259
863	Cummins, Inc.	209,096
1,341	Deere & Co.	574,967
4,671	Donaldson Co., Inc.	274,982
14,290	Esab Corp.	670,487
49,452	Gates Industrial Corp PLC - ADR (b)	564,247
4,072	Graco, Inc.	273,883
2,106	Illinois Tool Works, Inc. (a)	463,952
3,784	Lincoln Electric Holdings, Inc. (a)	546,750
1,111	Nordson Corp. (a)	264,107
13,985	Oshkosh Corp.	1,233,337
4,720	Otis Worldwide Corp.	369,623
3,350	PACCAR, Inc.	331,550
1,042	Parker-Hannifin Corp.	303,222
816	Snap-on, Inc. (a)	186,448
3,216	The Toro Co. (a)	364,051
736	Valmont Industries, Inc.	243,373
3,193	Wabtec Corp.	318,693
		7,943,582
	Marine - 0.05%
3,493	Kirby Corp. (b)	224,775
	Media - 1.43%
39,713	Comcast Corp. - Class A	1,388,764
16,294	Fox Corp. - Class A	494,849
16,700	Fox Corp. - Class B	475,115
18,163	Liberty Media Corp.-Liberty SiriusXM - Class A (a)(b)	713,987
18,628	Liberty Media Corp.-Liberty SiriusXM - Class C (b)	728,914
47,972	News Corp. - Class A (a)	873,090
46,028	News Corp. - Class B (a)	848,756
4,542	Nexstar Media Group, Inc. (a)	794,986
84,549	Sirius XM Holdings, Inc. (a)	493,766
6,819	The New York Times Co. - Class A (a)	221,345
		7,033,572
	Metals & Mining - 1.25%
9,173	Alcoa Corp.	417,096
43,807	Cleveland-Cliffs, Inc. (b)	705,731
9,522	Nucor Corp.	1,255,095
6,398	Reliance Steel & Aluminum Co.	1,295,211
13,343	Steel Dynamics, Inc.	1,303,611
46,935	United States Steel Corp.	1,175,722
		6,152,466
	Multiline Retail - 1.25%
2,423	Burlington Stores, Inc. (a)(b)	491,288
3,691	Dollar General Corp.	908,909
3,988	Dollar Tree, Inc. (a)(b)	564,063
25,017	Kohl's Corp. (a)	631,679
101,583	Macy's, Inc.	2,097,689
31,801	Nordstrom, Inc. (a)	513,268
6,457	Target Corp. (a)	962,351
		6,169,247
	Multi-Utilities - 0.63%
2,368	Ameren Corp.	210,562
15,531	CenterPoint Energy, Inc.	465,775
3,140	CMS Energy Corp.	198,856
6,339	Consolidated Edison, Inc.	604,170
3,430	Dominion Energy, Inc.	210,328
3,096	DTE Energy Co.	363,873
13,074	NiSource, Inc.	358,489
1,914	Public Service Enterprise Group, Inc.	117,271
2,579	Sempra Energy	398,559
1,941	WEC Energy Group, Inc.	181,988
		3,109,871
	Oil, Gas & Consumable Fuels - 6.11%
25,738	Antero Midstream Corp.	277,713
13,931	Antero Resources Corp. (b)	431,722
12,469	APA Corp.	582,053
16,111	Cabot Oil & Gas Corp.	395,847
4,601	Cheniere Energy, Inc.	689,966
1,655	Chesapeake Energy Corp.	156,182
19,532	Chevron Corp.	3,505,799
15,411	ConocoPhillips	1,818,498
13,578	Devon Energy Corp.	835,183
3,471	Diamondback Energy, Inc.	474,763
7,094	DT Midstream, Inc. (a)	392,014
7,847	EOG Resources, Inc.	1,016,343
48,692	Exxon Mobil Corp.	5,370,728
3,058	Hess Corp.	433,686
19,081	HF Sinclair Corp.	990,113
10,956	Kinder Morgan, Inc.	198,084
53,570	Marathon Oil Corp.	1,450,140
16,731	Marathon Petroleum Corp.	1,947,321
4,523	New Fortress Energy, Inc. (a)	191,866
18,607	Occidental Petroleum Corp.	1,172,055
6,520	ONEOK, Inc.	428,364
13,117	OVINTIV, Inc.	665,163
7,587	PDC Energy, Inc.	481,623
15,129	Phillips 66	1,574,626
3,162	Pioneer Natural Resources Co.	722,169
11,115	Range Resources Corp.	278,097
30,123	Southwestern Energy Co. (a)(b)	176,220
11,412	Targa Resources Corp.	838,782
150	Texas Pacific Land Corp. (a)	351,635
17,509	The Williams Companies, Inc. (a)	576,046
12,955	Valero Energy Corp.	1,643,471
		30,066,272
	Paper & Forest Products - 0.18%
15,112	Louisiana-Pacific Corp.	894,630
	Personal Products - 0.31%
83,307	Coty, Inc. - Class A (a)(b)	713,108
3,254	The Estee Lauder Cos., Inc. - Class A	807,350
		1,520,458
	Pharmaceuticals - 5.98%
13,436	Abbott Laboratories	1,475,138
23,946	AbbVie, Inc.	3,869,913
34,066	Bristol-Myers Squibb Co.	2,451,049
94,237	Elanco Animal Health, Inc. (b)	1,151,576
10,792	Eli Lilly & Co.	3,948,145
3,875	Horizon Therapeutics PLC - ADR (b)(f)	440,975
2,516	Jazz Pharmaceuticals PLC - ADR (b)	400,824
32,897	Johnson & Johnson	5,811,255
33,602	Merck & Co., Inc.	3,728,142
67,532	Pfizer, Inc.	3,460,340
2,426	Royalty Pharma PLC - Class A - ADR	95,876
185,450	Viatris, Inc.	2,064,058
3,442	Zoetis, Inc.	504,425
		29,401,716
	Professional Services - 0.43%
2,315	FTI Consulting, Inc. (a)(b)	367,622
13,663	ManpowerGroup, Inc.	1,136,898
8,429	Robert Half International, Inc.	622,313
		2,126,833
	Real Estate Management & Development - 0.19%
8,333	CBRE Group, Inc. - Class A (b)	641,308
1,772	Jones Lang LaSalle, Inc. (b)	282,403
		923,711
	Road & Rail - 0.69%
1,036	J.B. Hunt Transport Services, Inc.	180,637
22,310	Knight-Swift Transportation Holdings, Inc.	1,169,267
4,215	Landstar System, Inc.	686,623
1,714	Old Dominion Freight Line, Inc. (a)	486,399
22,769	RXO, Inc. (b)	391,627
9,554	Schneider National, Inc. - Class B (a)	223,564
1,214	Union Pacific Corp.	251,383
		3,389,500
	Semiconductors & Semiconductor Equipment - 3.85%
9,703	Advanced Micro Devices, Inc. (b)	628,463
10,229	Allegro MicroSystems, Inc. (a)(b)	307,075
3,197	Analog Devices, Inc.	524,404
10,798	Applied Materials, Inc.	1,051,509
4,503	Broadcom, Inc.	2,517,763
8,232	Cirrus Logic, Inc. (b)	613,119
1,229	First Solar, Inc. (b)	184,092
25,539	Intel Corp.	674,996
2,420	KLA-Tencor Corp.	912,413
1,794	Lam Research Corp.	754,018
4,631	Lattice Semiconductor Corp. (b)	300,459
2,041	Microchip Technology, Inc.	143,380
21,364	Micron Technology, Inc.	1,067,773
7,699	MKS Instruments, Inc. (a)	652,336
1,466	Monolithic Power Systems, Inc. (a)	518,392
27,744	NVIDIA Corp.	4,054,508
17,003	ON Semiconductor Corp. (b)	1,060,477
7,249	Qorvo, Inc. (b)	657,049
1,875	Skyworks Solutions, Inc.	170,869
7,059	Teradyne, Inc. (a)	616,604
9,222	Texas Instruments, Inc.	1,523,659
		18,933,358
	Software - 7.89%
4,977	Adobe Systems, Inc. (b)	1,674,910
1,578	Alteryx, Inc. - Class A (b)	79,957
79,498	AppLovin Corp. - Class A (a)(b)	837,114
2,965	Atlassian Corp. - Class A (a)(b)	381,536
2,880	Autodesk, Inc. (b)	538,186
6,429	Cadence Design System, Inc. (b)	1,032,755
2,284	Datadog, Inc. - Class A (a)(b)	167,874
9,347	DocuSign, Inc. (b)	518,011
24,724	Dropbox, Inc. - Class A (b)	553,323
2,727	Elastic NV - ADR (b)	140,440
1,413	Fair Isaac Corp. (b)	845,794
18,088	Fortinet, Inc. (b)	884,322
1,649	HubSpot, Inc. (b)	476,775
5,275	Informatica, Inc. - Class A (b)	85,930
2,045	Intuit, Inc.	795,955
2,996	Jack Henry & Associates, Inc.	525,978
4,511	Manhattan Associates, Inc. (a)(b)	547,635
94,636	Microsoft Corp.	22,695,605
4,363	New Relic, Inc. (b)	246,291
17,095	Nutanix, Inc. - Class A (b)	445,325
6,262	Oracle Corp.	511,856
12,346	Pegasystems, Inc. (a)	422,727
9,657	RingCentral, Inc. - Class A (b)	341,858
4,895	salesforce.com, Inc. (b)	649,028
2,067	ServiceNow, Inc. (b)	802,554
10,260	Smartsheet, Inc. - Class A (b)	403,834
2,609	Splunk, Inc. (b)	224,609
9,616	SS&C Technologies Holdings, Inc.	500,609
2,781	Synopsys, Inc. (b)	887,945
2,127	VMware, Inc. - Class A (b)	261,110
4,836	Zoom Video Communications, Inc. - Class A (b)	327,591
		38,807,437
	Specialty Retail - 4.23%
1,688	Advance Auto Parts, Inc.	248,187
16,697	AutoNation, Inc. (b)	1,791,588
642	AutoZone, Inc. (b)	1,583,288
10,200	Bath & Body Works, Inc.	429,828
7,733	Best Buy Co., Inc. (a)	620,264
7,880	Dick's Sporting Goods, Inc. (a)	947,885
2,505	Floor & Decor Holdings, Inc. - Class A (a)(b)	174,423
7,342	GameStop Corp. - Class A (a)(b)	135,533
17,831	Leslie's, Inc. (b)	217,716
1,532	Lithia Motors, Inc. (a)	313,662
9,813	Lowe's Cos., Inc.	1,955,142
1,897	O'Reilly Automotive, Inc. (b)	1,601,125
15,444	Penske Automotive Group, Inc. (a)	1,774,979
7,473	Petco Health & Wellness Co., Inc. (a)(b)	70,844
2,705	Ross Stores, Inc.	313,969
1,620	Sherwin-Williams Co.	384,475
38,075	The Gap, Inc. (a)	429,486
11,343	The Home Depot, Inc.	3,582,800
12,504	The TJX Cos., Inc.	995,318
4,309	Tractor Supply Co.	969,396
2,472	Ulta Beauty, Inc. (b)	1,159,541
14,546	Victoria's Secret & Co. (a)(b)	520,456
4,940	Williams Sonoma, Inc. (a)	567,705
		20,787,610
	Technology Hardware, Storage & Peripherals - 6.53%
199,154	Apple, Inc.	25,876,079
80,263	Hewlett Packard Enterprise Co.	1,280,998
8,397	HP, Inc.	225,627
11,395	International Business Machines Corp.	1,605,442
47,717	NCR Corp. (a)(b)	1,117,055
4,802	NetApp, Inc.	288,408
18,395	Pure Storage, Inc. - Class A (b)	492,250
25,975	Teradata Corp. (b)	874,319
11,264	Western Digital Corp. (b)	355,379
		32,115,557
	Textiles, Apparel & Luxury Goods - 1.71%
10,991	Capri Holdings, Ltd. - ADR (b)	630,004
7,250	Carter's, Inc. (a)	540,923
7,074	Columbia Sportswear Co. (a)	619,541
1,749	Deckers Outdoor Corp. (b)	698,131
2,521	lululemon athletica, Inc. (b)	807,678
9,575	NIKE, Inc. - Class B	1,120,371
11,479	PVH Corp. (a)	810,303
5,399	Ralph Lauren Corp. (a)	570,512
10,632	Skechers U.S.A., Inc. - Class A (b)	446,012
16,599	Tapestry, Inc. (a)	632,090
69,351	Under Armour, Inc. - Class A (b)	704,606
60,333	Under Armour, Inc. - Class C (a)(b)	538,170
10,118	VF Corp. (a)	279,358
		8,397,699
	Thrifts & Mortgage Finance - 0.20%
18,556	MGIC Investment Corp.	241,228
52,561	New York Community Bancorp, Inc. (a)	452,025
14,402	Rocket Cos, Inc. - Class A (a)	100,814
56,087	UWM Holdings Corp. (a)	185,648
		979,715
	Tobacco - 0.52%
14,228	Altria Group, Inc.	650,362
18,734	Philip Morris International, Inc.	1,896,068
		2,546,430
	Trading Companies & Distributors - 0.82%
16,233	Fastenal Co.	768,146
7,330	MSC Industrial Direct Co., Inc. - Class A	598,861
2,139	SiteOne Landscape Supply, Inc. (a)(b)	250,947
18,930	Univar Solutions, Inc. (b)	601,974
1,961	W.W. Grainger, Inc.	1,090,806
1,989	Watsco, Inc. (a)	496,057
1,627	WESCO International, Inc. (b)	203,700
		4,010,491
	Total Common Stocks (Cost $304,355,628)	471,099,157

	INVESTMENT COMPANIES - 2.28%
	Domestic Equity Funds - 2.28%
31,837	Vanguard S&P 500 ETF	11,185,612
	Total Investment Companies (Cost $8,209,417)	11,185,612

	REAL ESTATE INVESTMENT TRUSTS - 1.13%
	Real Estate Investment Trusts - 1.13%
13,991	Annaly Capital Management, Inc. (a)	294,930
5,511	Brixmor Property Group, Inc.	124,934
11,799	Douglas Emmett, Inc. (a)	185,008
5,185	EPR Properties (a)	195,578
5,168	Gaming and Leisure Properties, Inc.	269,201
3,666	Highwoods Properties, Inc.	102,575
11,507	Host Hotels & Resorts, Inc. (a)	184,687
82,293	Hudson Pacific Properties, Inc.	800,711
7,387	Iron Mountain, Inc. (a)	368,242
6,194	Kimco Realty Corp. (a)	131,189
2,425	National Retail Properties, Inc.	110,968
83,160	New Residential Investment Corp. (a)	679,417
68,736	Park Hotels & Resorts, Inc. (a)	810,398
4,302	Realty Income Corp. (a)	272,876
1,480	Regency Centers Corp.	92,500
8,649	VICI Properties, Inc. (a)	280,228
17,920	Vornado Realty Trust	372,915
3,513	WP Carey, Inc. (a)	274,541
	Total Real Estate Investment Trusts (Cost $6,525,393)	5,550,898

	SHORT TERM INVESTMENTS - 0.01%
	Money Market Funds - 0.01%
60,815	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (e)	60,815
	Total Short Term Investments (Cost $60,815)	60,815
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.40%
60,957,881	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (e)	60,957,881
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $60,957,881)	60,957,881

	Total Investments (Cost $380,109,134) - 111.62%	548,854,363
	Liabilities in Excess of Other Assets - (11.62)%	(57,123,007)
	TOTAL NET ASSETS - 100.00%	$491,731,356

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	As of December 31, 2022, the Valuation Committee has fair valued this security. The value of this security was $70,957, which represents 0.01% of total net assets.
(e)	Seven-day yield as of December 31, 2022.
(f)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security was $511,932, which represents 0.10% of total net assets.
Glossary of Terms
ADR -	American Depositary Receipt